Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related party transactions
Related party transactions:
Related parties include shareholders with a significant ownership interest in the Corporation, including its subsidiaries and affiliates, and the Corporation’s equity accounted investee. The revenue and costs recognized from such transactions reflect the prices and terms of sale and purchase transactions with related parties, which are in accordance with normal trade practices at fair value. For the year ended December 31, 2017 and 2016, related party transactions and balances were limited to transactions with the Corporation's 10% owned equity accounted investee, Synergy JVCo as follows:

Balances with related parties:	2017	2016
Trade and other receivables	$1,415	$—
Investments	676	1,185
Trade and other payables	—	1,005
Deferred revenue	2,973	15,501

Transactions during the year with related parties:	2017	2016
Revenues	$30,916	$4,389
Purchases	—	—

The Corporation provides key management personnel, being board directors and executive officers, certain benefits, in addition to their salaries. Key management personnel also participate in the Corporation’s share-based compensation plans (note 19).
In addition to cash and equity compensation, the Corporation provides the executive officers with certain personal benefits, including car allowance, medical benefit program, long and short-term disability coverage, life insurance and an annual medical, financial planning allowance and relocation allowances and services as necessary.
The employment agreements for the executive officers vary by individual. The maximum obligation that is required to be provided in the event of termination is notice of 12 months plus one month for every year of employment completed with the Corporation, to a maximum of 24 months, or payment in lieu of such notice, consisting of the salary, bonus and other benefits that would have been earned during such notice period. If there is a change of control, and if the executive officer’s employment is terminated, including a constructive dismissal, within 2 years following the date of a change of control, the executive officer is entitled to a payment equivalent to payment in lieu of a 24 month notice period. The minimum obligation that is required is limited to that required by employment standards legislation plus one day for every full month of employment since hire date, with no distinction made for a change of control situation.
Key management personnel compensation is comprised of:

	2017	2016
Salaries and employee benefits	$3,420	$3,026
Post-employment retirement benefits	52	74
Termination benefits	516	1,982
Share-based compensation (note 19)	1,749	1,184
	$5,737	$6,266